Application of new and revised International Financial Reporting Standards ("IFRSs") - IFRS 15 Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade and other payables	$ 964,860	$ 1,007,424	$ 897,606
Contract liabilities	$ 44,130	43,036	42,947
Total		1,050,460	940,553
As originally presented
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade and other payables		1,050,460	940,553
Total		1,050,460	940,553
Impact on IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade and other payables		(43,036)	(42,947)
Contract liabilities		$ 43,036	$ 42,947